FINANCING AND LOANS RECEIVABLE (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCING AND LOANS
(-) PECLD		R$ (1,388,340)	R$ (755,002)
Net receivables		5,843,527	10,924,899
Main		1,232,745	4,696,162
Charges		19,021	52,499
Current		1,251,766	4,748,661
Non-current		4,591,761	6,176,238
Total		5,843,527	10,924,899
Amortization		R$ 294,019	R$ 91,227	R$ 100,291
Loans payable period		5 years
Average interest rate		7.90%
Percent of total portfolio granted by company		60.00%
Amazonas GT
FINANCING AND LOANS
Amortization	R$ 3,637,681
Amazonas GT
FINANCING AND LOANS
Average rate		7.59%	5.78%
Gross receivables		R$ 4,009,587	R$ 3,998,324
Itaipu Binacional
FINANCING AND LOANS
Average rate		5.43%	6.93%
Gross receivables		R$ 688,884	R$ 4,200,471
Equatorial Alagoas Distribuidora de Energa S.A
FINANCING AND LOANS
Average rate		5.69%	3.45%
Gross receivables		R$ 1,135,749	R$ 1,505,962
Enel Distribuio So Paulo S.A.
FINANCING AND LOANS
Average rate		5.34%	3.75%
Gross receivables		R$ 687,679	R$ 1,008,052
Equatorial Piau Distribuidora de Energa S.A
FINANCING AND LOANS
Average rate		6.29%	2.50%
Gross receivables		R$ 411,595	R$ 571,127
Roraima Energia S.A
FINANCING AND LOANS
Average rate		7.02%	2.22%
Gross receivables		R$ 143,896	R$ 147,764
Outras
FINANCING AND LOANS
Gross receivables		R$ 154,477	R$ 248,201
Itaipu
FINANCING AND LOANS
Percent of total portfolio granted by company		11.00%	38.00%